Income tax (Reconciliation of the Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	5.65%	5.50%	8.36%
Effect on tax rates in different tax jurisdiction	(1.62%)	(1.91%)	(1.01%)
Effect of preferential tax rate on assessable profits/losses of subsidiary incorporated in the PRC	2.72%	(2.24%)	0.00%
Tax incentives relating to research and development expenditure	(12.45%)	(5.16%)	(8.87%)
Other non-deductible expenses	0.05%	0.09%	0.78%
Changes in valuation allowance	0.00%	(0.78%)	(7.80%)
Effective income tax rate	19.35%	20.50%	16.46%